UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21047
DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Shares
July 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.4%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	15,000	14,006
RH Donnelley Finance I,
Gtd. Notes	10.88	12/15/12	8,000 a	8,830
				22,836
Aerospace & Defense--1.7%
Alliant Techsystems,
Gtd. Notes	6.75	4/1/16	10,000	9,725
Argo-Tech,
Sr. Notes	9.25	6/1/11	20,000	20,750
BE Aerospace,
Sr. Sub. Notes, Ser. B	8.88	5/1/11	21,000	21,998
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	9,000	8,753
L-3 Communications,
Bonds	3.00	8/1/35	10,000 a	9,825
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	15,000	14,475
L-3 Communications,
Gtd. Notes	7.63	6/15/12	45,000	45,787
				131,313
Agricultural--.2%
Alliance One International,
Gtd. Notes	11.00	5/15/12	15,000	14,663
Automotive, Trucks & Parts--.9%
Cooper-Standard Automotive,
Gtd. Notes	8.38	12/15/14	10,000	7,550
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	30,000	29,025
Polypore International,
Sr. Discount Notes	10.50	10/1/12	31,000 b	20,925
United Components,
Sr. Sub. Notes	9.38	6/15/13	9,000	8,899
				66,399
Banking--1.6%
Chevy Chase Bank FSB,
Sub. Notes	6.88	12/1/13	105,000	106,312
Colonial Bank NA/Montgomery AL,
Sub. Notes	9.38	6/1/11	20,000	22,485
				128,797
Building & Construction--2.6%
Beazer Homes USA,
Gtd. Notes	6.88	7/15/15	20,000	17,900
Compression Polymers,
Sr. Notes	10.50	7/1/13	15,000 a	15,450
DR Horton,
Gtd. Notes	8.50	4/15/12	41,000	43,053
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	9,000 c	8,392
Goodman Global Holdings,

Sr. Notes, Ser. B	8.33	6/15/12	25,000 d	25,125
Nortek,
Sr. Sub. Notes	8.50	9/1/14	23,000 c	21,620
Owens Corning,
Notes	7.00	3/15/09	25,000 e	16,250
Owens Corning,
Bonds	7.50	8/1/18	30,000 e	19,800
Standard-Pacific,
Sr. Notes	6.50	8/15/10	35,000	32,463
Texas Industries,
Sr. Unscd. Notes	7.25	7/15/13	5,000	5,031
				205,084
Chemicals--4.3%
Airgas,
Sr. Sub. Notes	6.25	7/15/14	25,000	23,406
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	20,000	21,150
Huntsman International,
Gtd. Notes	9.88	3/1/09	9,000	9,416
Huntsman International,
Gtd. Notes	10.13	7/1/09	66,000 c	67,320
Huntsman,
Gtd. Notes	11.63	10/15/10	15,000	16,594
Ineos Group Holdings,
Notes	8.50	2/15/16	45,000 a,c	42,412
Nalco,
Sr. Sub. Notes	8.88	11/15/13	64,000	64,960
Nova Chemicals,
Sr. Unscd. Notes	8.41	11/15/13	25,000 d	25,375
PQ,
Gtd. Notes	7.50	2/15/13	10,000	9,650
Rhodia,
Sr. Notes	10.25	6/1/10	33,000	35,888
Rockwood Specialties Group,
Sr. Sub Notes	10.63	5/15/11	13,000	14,040
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	10,000	9,350
				339,561
Commercial & Professional Services--1.5%
Brickman Group,
Gtd. Notes, Ser. B	11.75	12/15/09	13,000	14,040
Education Management,
Sr. Notes	8.75	6/1/14	20,000 a	20,150
Education Management,
Sr. Sub. Notes	10.25	6/1/16	30,000 a	30,450
Hertz,
Sr. Notes	8.88	1/1/14	20,000 a	20,950
Hertz,
Sr. Sub. Notes	10.50	1/1/16	10,000 a,c	10,925
Service Corp International,
Sr. Notes	8.00	6/15/17	10,000 a	9,388
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	10,000 c	10,075
				115,978
Consumer Products--1.3%
Chattem,
Sr. Sub. Notes	7.00	3/1/14	35,000 c	33,862
Church & Dwight,

Gtd. Notes	6.00	12/15/12	35,000	32,856
Playtex Products,
Gtd. Notes	9.38	6/1/11	30,000 c	31,463
				98,181
Diversified Financial Services--11.0%
BCP Crystal US Holdings,
Sr. Sub. Notes	9.63	6/15/14	32,000	34,520
CCM Merger,
Notes	8.00	8/1/13	20,000 a	19,250
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes	9.75	4/1/12	10,000	10,450
Dow Jones CDX,
Pass-Through Ctfs., Ser. 4-T2	6.75	6/29/10	264,116 a,f	260,155
E*Trade Financial,
Sr. Notes	8.00	6/15/11	10,000	10,325
FCE Bank,
Notes EUR	4.06	9/30/09	60,000 d,g	70,836
FINOVA Group,
Notes	7.50	11/15/09	19,380	5,717
Ford Motor Credit,
Notes	5.63	10/1/08	25,000 c	23,490
Ford Motor Credit,
Notes	6.12	11/16/06	65,000 d	64,924
Ford Motor Credit,
Notes	6.32	9/28/07	20,000 d	19,729
General Motors Acceptance
International Finance, Gtd.
Notes EUR	4.38	10/31/07	35,000 g	44,361
General Motors Acceptance,
Sr. Unsub. Notes EUR	5.38	6/6/11	15,000 g	18,728
General Motors Acceptance,
Notes	6.13	1/22/08	25,000	24,583
General Motors Acceptance,
Notes	7.75	1/19/10	55,000	54,990
K & F Acquisition,
Gtd. Notes	7.75	11/15/14	10,000	9,875
Kaupthing Bank,
Notes	7.13	5/19/16	100,000 a	101,256
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	50,000	49,874
Residential Capital,
Sr. Unscd. Notes	6.88	6/30/15	25,000	25,397
Stena AB,
Sr. Notes	7.50	11/1/13	13,000 c	12,643
				861,103
Diversified Metals & Mining--1.8%
Consol Energy,
Gtd. Notes	7.88	3/1/12	42,000	43,365
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	23,000 a	26,163
Freeport-McMoRan Copper & Gold,
Sr. Notes	6.88	2/1/14	25,000	24,500
Gibraltar Industries,
Sr. Sub. Notes	8.00	12/1/15	15,000 a	15,000
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	35,000	34,212
				143,240

Electric Utilities--7.8%
AES,
Sr. Notes	8.88	2/15/11	130,000	137,800
AES,
Sr. Notes	9.38	9/15/10	35,000	37,494
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	90,000 a	96,300
CMS Energy,
Sr. Notes	9.88	10/15/07	37,000	38,758
Edison Mission Energy,
Sr. Notes	7.50	6/15/13	25,000 a	24,812
Mirant North America,
Sr. Notes	7.38	12/31/13	70,000 a	67,637
MSW Energy Holdings II/Finance II,
Gtd. Notes, Ser. B	7.38	9/1/10	10,000	10,050
MSW Energy Holdings/Finance,
Scd. Notes	8.50	9/1/10	20,000	20,500
Nevada Power,
Mortgage Notes	6.50	4/15/12	7,000	7,081
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	18,000	19,569
NRG Energy,
Gtd. Notes	7.25	2/1/14	20,000	19,625
Reliant Energy,
Scd. Notes	9.25	7/15/10	24,000	24,720
Reliant Energy,
Scd. Notes	9.50	7/15/13	40,000	41,200
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	54,000	57,454
TECO Energy,
Sr. Notes	6.75	5/1/15	10,000	9,875
				612,875
Environmental Control--2.9%
Allied Waste North America,
Sr. Notes, Ser. B	8.50	12/1/08	149,000	155,332
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	45,000	48,037
Geo Sub,
Sr. Notes	11.00	5/15/12	14,000	14,140
WCA Waste,
Sr. Notes	9.25	6/15/14	10,000 a	10,225
				227,734
Food & Beverages--2.5%
Birds Eye Foods,
Gtd. Notes	11.88	11/1/08	3,000	3,071
Dean Foods,
Gtd. Notes	7.00	6/1/16	35,000	34,037
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	28,000	29,190
Dole Food,
Sr. Notes	8.63	5/1/09	9,000	8,640
Dole Food,
Debs.	8.75	7/15/13	9,000	8,100
Dole Food,
Sr. Notes	8.88	3/15/11	6,000	5,640
Ingles Markets,
Gtd. Notes	8.88	12/1/11	5,000	5,250
Smithfield Foods,

Sr. Notes	7.00	8/1/11	25,000	24,813
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	55,000	54,863
Stater Brothers Holdings,
Sr. Notes	8.83	6/15/10	20,000 d	20,400
				194,004
Health Care--3.1%
Angiotech Pharmaceuticals,
Sr. Sub. Notes	7.75	4/1/14	5,000 a	4,863
DaVita,
Gtd. Notes	7.25	3/15/15	25,000 c	24,031
Extendicare Health Services,
Gtd. Notes	9.50	7/1/10	11,000	11,536
Fresenius Finance,
Gtd. Notes EUR	5.00	1/31/13	5,000 a,g	6,338
HCA,
Sr. Notes	6.95	5/1/12	25,000	22,000
HCA,
Notes	8.75	9/1/10	25,000	25,250
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	10,000	9,750
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	106,000	101,760
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	41,000	39,360
				244,888
Lodging & Entertainment--8.8%
AMC Entertainment,
Sr. Sub. Notes	9.88	2/1/12	10,000	10,137
Caesars Entertainment,
Sr. Sub. Notes	7.88	3/15/10	15,000	15,600
Chumash Casino & Resort
Enterprise, Sr. Notes	9.52	7/15/10	10,000 a	10,500
Cinemark,
Sr. Discount Notes	9.75	3/15/14	65,000 b	51,350
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	20,000 c	18,825
Isle of Capri Casinos,
Sr. Sub. Notes	7.00	3/1/14	15,000	14,400
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	15,000	15,638
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	15,000	14,625
Mandalay Resort Group,
Sr. Notes	6.50	7/31/09	24,000 c	23,730
Mandalay Resort,
Sr. Sub. Notes, Ser. B	10.25	8/1/07	50,000	51,875
Mashantucket Western Pequot Tribe,
Bonds	5.91	9/1/21	45,000 a	42,452
MGM Mirage,
Gtd. Notes	8.50	9/15/10	25,000	26,219
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	55,000	52,525
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	6.38	7/15/09	25,000	24,625
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	8.00	4/1/12	15,000	15,375
Penn National Gaming,

Sr. Sub. Notes	6.75	3/1/15	10,000 c	9,450
Penn National Gaming,
Sr. Sub. Notes	6.88	12/1/11	25,000 c	24,687
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	55,000 a	57,750
Resorts International Hotel and
Casino, Gtd. Notes	11.50	3/15/09	15,000	16,125
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	35,000	37,923
Scientific Games,
Gtd. Notes	6.25	12/15/12	45,000	42,188
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	15,000	14,700
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	65,000	63,050
Turning Stone Casino Resort
Enterprise, Sr. Notes	9.13	12/15/10	11,000 a	11,165
Wynn Las Vegas/Las Vegas Capital,
First Mortgage Notes	6.63	12/1/14	25,000 c	23,687
				688,601
Machinery--2.5%
Case New Holland,
Gtd. Notes	9.25	8/1/11	45,000	47,644
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	10,000	10,250
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	60,000 a	57,000
Terex,
Gtd. Notes	7.38	1/15/14	60,000	59,850
Terex,
Gtd. Notes, Ser. B	10.38	4/1/11	17,000	17,882
				192,626
Manufacturing--.6%
JB Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	33,000	27,885
RBS Global/Rexnord
Sr. Sub Notes	11.75	8/1/16	20,000 a,c	20,550
				48,435
Media--5.5%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	26,000 e	15,275
CCO Holdings/Capital,
Sr. Notes	8.75	11/15/13	35,000 c	34,912
CSC Holdings,
Sr. Notes	7.25	4/15/12	79,000 a	76,729
Dex Media East/Finance,
Gtd. Notes	9.88	11/15/09	3,000	3,184
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	50,000	56,125
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	75,000	81,188
Entercom Radio/Capital,
Gtd. Notes	7.63	3/1/14	10,000	9,825
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	75,000 a	79,875
LBI Media,
Sr. Discount Notes	11.00	10/15/13	19,000 b	15,770
Lodgenet Entertainment,

Sr. Sub. Debs.	9.50	6/15/13	5,000	5,350
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	36,000 b	29,070
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	25,000	25,750
				433,053
Oil & Gas--7.2%
ANR Pipeline,
Notes	8.88	3/15/10	30,000	31,853
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	10,000	10,212
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	40,000 a	39,500
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	30,000	30,637
El Paso,
Notes	7.63	9/1/08	68,000 a	69,530
El Paso,
Notes	7.75	6/15/10	70,000 a	71,750
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	13,000	13,487
Hanover Compressor,
Sr. Notes	9.00	6/1/14	21,000	22,470
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	22,000	23,045
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	16,000 a	20,140
Northwest Pipeline
Gtd. Notes	7.00	6/15/16	75,000 a	75,375
Southern Natural Gas,
Unsub. Notes	8.88	3/15/10	25,000	26,544
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	35,000	34,913
Williams Cos.,
Notes	7.13	9/1/11	10,000	10,125
Williams Cos.,
Notes	7.51	10/1/10	25,000 a,d	25,500
Williams Cos.,
Sr. Notes	7.63	7/15/19	25,000 c	25,375
Williams Cos.,
Notes	7.88	9/1/21	30,000	30,600
				561,056
Packaging & Containers--5.6%
Ball,
Gtd. Notes	6.88	12/15/12	35,000	35,000
Berry Plastics,
Gtd. Notes	10.75	7/15/12	20,000	21,950
Crown Americas/Capital,
Sr. Notes	7.63	11/15/13	115,000 a	114,137
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	65,000 a	64,431
Norampac,
Sr. Notes	6.75	6/1/13	25,000	23,000
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	8,000	7,540
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	15,000	15,375
Owens Brockway Glass Container,

Gtd. Notes	8.25	5/15/13	5,000	5,088
Owens Brockway Glass Container,
Scd. Notes	8.75	11/15/12	2,000	2,120
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	14,000	14,507
Owens-Illinois,
Debs.	7.80	5/15/18	60,000	56,400
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	40,000 a	39,800
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	29,000	29,798
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	15,000 c	13,050
				442,196
Paper & Forest Products--1.6%
Appleton Papers,
Sr. Sub. Notes, Ser. B	9.75	6/15/14	57,000	57,000
Buckeye Technologies,
Sr. Notes	8.50	10/1/13	15,000	14,700
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	15,000	14,287
Temple-Inland,
Bonds	6.63	1/15/18	35,000	35,527
				121,514
Property-Casualty Insurance--.6%
Hanover Insurance Group,
Debs.	7.63	10/15/25	50,000	50,720
Real Estate Investment Trusts--1.0%
BF Saul Reit,
Scd. Notes	7.50	3/1/14	35,000	36,050
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	45,000	45,225
				81,275
Retail--1.2%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	15,000	14,625
Jean Coutu Group,
Sr. Notes	7.63	8/1/12	30,000	29,325
Neiman-Marcus Group
Gtd. Notes	9.00	10/15/15	10,000	10,587
Rite Aid,
Scd. Notes	8.13	5/1/10	15,000	15,319
Rite Aid,
Gtd. Notes	12.50	9/15/06	12,000	12,150
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	15,000	13,425
				95,431
State/Government General Obligations--1.5%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	15,000	14,766
Michigan Tobacco Settlement
Finance Authority, Taxable
Tobacco Settlement
Asset-Backed Bonds	7.31	6/1/34	45,000	45,841
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	60,000	58,858

				119,465
Technology--3.0%
Dresser,
Gtd. Notes	10.13	4/15/11	25,000	25,500
Fisher Scientific International,
Sr. Sub. Notes	6.13	7/1/15	50,000	48,438
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	65,000	66,300
Freescale Semiconductor,
Sr. Notes	7.13	7/15/14	70,000	71,750
Imax,
Gtd. Notes	9.63	12/1/10	13,000	13,650
Sungard Data Systems
Gtd. Notes	9.43	8/15/13	5,000 d	5,225
				230,863
Telecommunications--9.0%
American Tower,
Gtd. Notes	7.13	10/15/12	24,000	24,240
American Towers,
Gtd. Notes	7.25	12/1/11	37,000	38,203
Hawaiian Telcom Communications,
Gtd. Notes, Ser. B	10.79	5/1/13	15,000 c,d	15,263
Intelsat Bermuda,
Sr. Notes	11.25	6/15/16	45,000 a,d	45,675
Intelsat Subsidiary Holding,
Sr. Notes	8.25	1/15/13	30,000	29,475
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	50,000 a,g	66,834
Nortel Networks,
Gtd. Notes	10.75	7/15/16	10,000 a,c	10,263
PanAmSat,
Gtd. Notes	9.00	6/15/16	5,000 a	5,131
Pegasus Satellite Communications,
Sr. Notes	12.38	8/1/06	41,767 e	4,751
Qwest Communications
International, Gtd. Notes,
Ser. B	7.50	2/15/14	80,000	78,800
Qwest,
Bank Note, Ser. B	6.95	6/30/10	2,000 d	2,000
Qwest,
Sr. Notes	7.88	9/1/11	35,000	36,400
Qwest,
Bank Note, Ser. A	8.53	6/30/07	15,200 d	15,428
Qwest,
Sr. Notes	8.58	6/15/13	30,000 d	32,250
Rogers Wireless,
Scd. Notes	7.25	12/15/12	50,000	50,875
Rural Cellular,
Sr. Notes	9.88	2/1/10	10,000	10,400
UbiquiTel Operating,
Sr. Notes	9.88	3/1/11	24,000	26,220
US Unwired,
Scd. Notes, Ser. B	10.00	6/15/12	37,000	40,885
Wind Acquisition Finance,
Gtd. Bonds	10.75	12/1/15	10,000 a	10,825
Windstream,
Sr. Notes	8.13	8/1/13	75,000 a	78,375
Windstream,

Sr. Notes	8.63	8/1/16	75,000 a	78,375
				700,668
Textiles & Apparel--1.3%
Invista,
Notes	9.25	5/1/12	65,000 a	67,600
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	31,000	34,875
				102,475
Transportation--1.5%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	23,000	21,735
Greenbrier Cos.,
Gtd. Notes	8.38	5/15/15	25,000	25,531
Grupo Transportacion Ferroviaria
Mexicana, Gtd. Notes	10.25	6/15/07	41,000	42,179
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	29,000	28,347
				117,792
Total Bonds and Notes
(cost $7,422,048)				7,392,826

Preferred Stocks--.9%			Shares	Value ($)

Media
ION Media Networks,
Conv., Cum. $975			6 a	45,101
Spanish Broadcasting System,
Non. Conv., Cum. $107.515			24	26,005
Total Preferred Stocks
(cost $57,096)				71,106

Common Stocks--.2%

Chemicals--.0%
Huntsman
			117 h	1,866
Lodging & Entertainment--.0%
Trump Entertainment Resorts			0 h	4
Oil & Gas--.2%
Williams Cos.			413	10,016
Total Common Stocks
(cost $13,529)				11,886

Other Investment--3.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $236,000)			236,000 i	236,000

Investment of Cash Collateral
for Securities Loaned--7.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $548,170)			548,170 i	548,170

Total Investments (cost $8,276,843)			105.5%	8,259,988
Liabilities, Less Cash and Receivables			(5.5%)	(426,530)
Net Assets			100.0%	7,833,458

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $2,084,742 or 26.6% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	All or a portion of these securities are on loan. At July 31, 2006 , the total market value of the fund's securities on loan is $526,623 and the total market value of the collateral held by the fund is $548,170.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing--security in default.
f	Security linked to a portfolio of debt securities.
g	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mortgage Shares
July 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.9%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Credit Cards--1.2%
BA Credit Card Trust,
Ser. 2002-C1, Cl. C1	6.80	7/15/14	59,000	62,095
Asset-Backed Ctfs./Home Equity Loans--2.9%
Long Beach Asset Holdings,
Ser. 2004-6, Cl. N1	4.50	11/25/34	425 a	425
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	153,438 b	151,864
				152,289
Residential Mortgage Pass-Through Ctfs.--6.5%
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	181,458	181,703
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	160,440 b	158,445
				340,148
U.S. Government Agencies/Mortgage-Backed--83.5%
Federal National Mortgage Association:
6.00%, 5/1/36			546,349	543,158
6.50%, 7/1/32			174,816	177,640
Government National Mortgage Association I:
5.00%, 7/15/33			1,268,463	1,212,967
5.50%, 12/15/32 - 9/15/35			1,455,439	1,426,207
6.00%, 12/15/33			54,623	54,742
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			345,000	342,689
Government National Mortgage Association II:
6.00%, 7/20/35 - 10/20/35			397,005	396,632
6.50%, 7/20/36			225,000	228,820
				4,382,855
U.S. Government Securities--2.8%
U.S. Treasury Notes:
3.50%, 8/15/09			123,000 c,d	118,151
4.75%, 5/15/14			30,000 d	29,611
				147,762
Total Bonds and Notes
(cost $5,228,891)				5,085,149

Other Investment--1.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $71,000)			71,000 e	71,000

Investment of Cash Collateral
for Securities Loaned--2.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $111,784)			111,784 e	111,784

Total Investments (cost $5,411,675)		100.3%	5,267,933
Liabilities, Less Cash and Receivables		(.3%)	(17,339)
Net Assets		100.0%	5,250,594

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these
	securities amounted to $425 or .0% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or partially held by a broker as collateral for open financial futures positions.
d	All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities
	on loan is $109,339 and the total market value of the collateral held by the fund is $111,784.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	3	318,094	September 2006	1,383
U.S. Treasury 30 Year Bonds	3	324,844	September 2006	3,680
Financial Futures Short
U.S. Treasury 2 Year Notes	1	(203,469)	September 2006	31
U.S. Treasury 5 Year Notes	10	(1,042,188)	September 2006	(2,422)
				2,672
See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FIXED INCOME SECURITIES

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)